Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Payables and Accruals [Abstract]
Compensation and benefits	$ 2,500		$ 1,662
Research and development costs	6,659		339
UCLB milestone	653	$ 500	0
Professional fees	3,099		300
Deferred rent	569		197
Other liabilities	623		589
Total accrued expenses and other liabilities	14,103		3,087
Current portion of long term debt and leases	400		$ 400
Increase in accrued research and development cost	6,300
Increase in accrued professional service fees	$ 2,800